Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 134,254
Extraordinary benefit			$ 1,083
Commitments for the purchase of property, plant and equipment	3,394	$ 2,588
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	66,710
Litigation amount	13,692	$ 13,728	$ 10,721
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	10,166
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	38,150
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	5,188
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	9,949
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	2,668
Exclusion of ICMS (VAT) | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 589